--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                         Emerging Markets Portfolio II

                                 Annual Report

                          Year Ended November 30, 1999

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
    Performance Chart...................................................       9
    Schedule of Investments.............................................   10-16
    Statement of Assets and Liabilities.................................      17
    Statement of Operations.............................................      18
    Statements of Changes in Net Assets.................................      19
    Financial Highlights................................................      20
    Notes to Financial Statements.......................................   21-22
    Report of Independent Accountants...................................      23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS FREE INDEX
SEPTEMBER 1997-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   EMERGING MARKETS PORTFOLIO II  MSCI EMERGING MARKETS FREE INDEX
                                          $9,950                           $10,000
Sep-97                                   $10,366                           $10,261
Oct-97                                    $8,848                            $8,569
Nov-97                                    $8,432                            $8,251
Dec-97                                    $8,373                            $8,431
Jan-98                                    $8,226                            $7,763
Feb-98                                    $9,021                            $8,569
Mar-98                                    $9,350                            $8,912
Apr-98                                    $9,202                            $8,798
May-98                                    $8,147                            $7,565
Jun-98                                    $7,432                            $6,756
Jul-98                                    $7,738                            $6,946
Aug-98                                    $5,787                            $4,912
Sep-98                                    $5,809                            $5,210
Oct-98                                    $6,763                            $5,752
Nov-98                                    $7,455                            $6,224
Dec-98                                    $7,673                            $6,111
Jan-99                                    $7,500                            $6,008
Feb-99                                    $7,581                            $6,062
Mar-99                                    $8,270                            $6,842
Apr-99                                    $9,774                            $7,678
May-99                                    $9,786                            $7,610
Jun-99                                   $10,727                            $8,457
Jul-99                                   $10,566                            $8,215
Aug-99                                   $10,531                            $8,284
Sep-99                                   $10,198                            $7,993
Oct-99                                   $10,589                            $8,156
Nov-99                                   $11,577                            $8,884

         ANNUALIZED              ONE        FROM
         TOTAL RETURN (%)       YEAR   SEPTEMBER 1997
         --------------------------------------------
                                54.52       6.72

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company (Cost $11,282)++ at Value........  $   13,457
Receivable from Sponsor.....................................           6
Receivable for Investment Securities Sold...................       1,344
Prepaid Expenses and Other Assets...........................          28
                                                              ----------
    Total Assets............................................      14,835
                                                              ----------

LIABILITIES:
Payable for Fund Shares Redeemed............................       1,344
Accrued Expenses and Other Liabilities......................          15
                                                              ----------
    Total Liabilities.......................................       1,359
                                                              ----------

NET ASSETS..................................................  $   13,476
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   1,336,869
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $    10.08
                                                              ==========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................      14,016
Undistributed Net Investment Income.........................           2
Accumulated Net Realized Loss...............................      (2,711)
Accumulated Net Realized Foreign Exchange Loss..............          (6)
Unrealized Appreciation of Investment Securities............       2,175
                                                              ----------
    Total Net Assets........................................  $   13,476
                                                              ==========

--------------------------------------------------------------------------------
  ++  The cost for federal income tax purposes is $11,507.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income from The DFA Investment
    Trust Company.................................  $   128
                                                    -------

EXPENSES
  Administrative Services.........................       42
  Accounting & Transfer Agent Fees................        9
  Filing Fees.....................................       12
  Shareholders' Reports...........................        2
  Other...........................................        7
                                                    -------
      Total Expenses..............................       72
  Less: Fees Waived...............................      (42)
                                                    -------
      Net Expenses................................       30
                                                    -------
  NET INVESTMENT INCOME...........................       98
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net Realized Loss on Investment Securities......   (1,540)
  Net Realized Loss on Foreign Currency
    Transactions..................................       (6)
  Change in Unrealized Appreciation of:
    Investment Securities.........................    5,703
                                                    -------

  NET GAIN ON INVESTMENT SECURITIES...............    4,157
                                                    -------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $ 4,255
                                                    =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                YEAR       YEAR
                                                               ENDED      ENDED
                                                              NOV. 30,   NOV. 30,
                                                                1999       1998
                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................  $    98    $    80
  Net Realized Loss on Investment Securities................   (1,540)    (1,170)
  Net Realized Loss on Foreign Currency Transactions........       (6)       (15)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................    5,703       (334)
    Translation of Foreign Currency Denominated Amounts.....       --          1
                                                              -------    -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    4,255     (1,438)
                                                              -------    -------
Distributions From:
  Net Investment Income.....................................      (76)       (74)
  Net Realized Gains........................................       --         (2)
                                                              -------    -------
    Total Distributions.....................................      (76)       (76)
                                                              -------    -------
Capital Share Transactions (1):
  Shares Issued.............................................    6,536      1,745
  Shares Issued in Lieu of Cash Distributions...............       76         76
  Shares Redeemed...........................................   (3,738)    (2,925)
                                                              -------    -------
    Net Increase (Decrease) From Capital Share
     Transactions...........................................    2,874     (1,104)
Capital Contribution from Sponsor...........................       86         97
                                                              -------    -------
    Total Increase (Decrease)...............................    7,139     (2,521)
NET ASSETS
  Beginning of Period.......................................    6,337      8,858
                                                              -------    -------
  End of Period.............................................  $13,476    $ 6,337
                                                              =======    =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................    1,084        243
   Shares Issued in Lieu of Cash Distributions..............       12         11
   Shares Redeemed..........................................     (723)      (471)
                                                              -------    -------
                                                                  373       (217)
                                                              =======    =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                YEAR          YEAR        AUG. 15
                                                               ENDED         ENDED           TO
                                                              NOV. 30,      NOV. 30,      NOV. 30,
                                                                1999          1998          1997
                                                              --------      --------      --------
Net Asset Value, Beginning of Period........................  $  6.57        $ 7.50        $10.00
                                                              -------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............................     0.09          0.07         (0.01)
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................     3.50         (0.94)        (2.49)
                                                              -------        ------        ------
    Total from Investment Operations........................     3.59         (0.87)        (2.50)
                                                              -------        ------        ------
LESS DISTRIBUTIONS
  Net Investment Income.....................................    (0.08)        (0.06)           --
  Net Realized Gains........................................       --            --            --
                                                              -------        ------        ------
    Total Distributions.....................................    (0.08)        (0.06)           --
                                                              -------        ------        ------
Net Asset Value, End of Period..............................  $ 10.08        $ 6.57        $ 7.50
                                                              =======        ======        ======
Total Return................................................    55.31%         9.76%       (25.00)%#

Net Assets, End of Period (thousands).......................  $13,476        $6,337        $8,858
  Ratio of Expenses to Average Net Assets (1)(a)............     0.76%         1.21%         1.35%
  Ratio of Expenses to Average Net Assets (excluding waivers
    and assumption of expenses) (1)(a)......................     1.16%         1.61%         1.75%*
  Ratio of Net Investment Income to Average Net Assets
    (a).....................................................     0.94%         1.00%        (0.20)%*
  Ratio of Net Investment Income to Average Net Assets
    (excluding waivers and assumption of expenses) (a)......     0.54%         0.60%        (0.60)%
  Portfolio Turnover Rate...................................      N/A           N/A           N/A
  Portfolio Turnover Rate of Master Fund Series.............    15.59%         9.76%         0.54%(b)

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (a)  The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the
      Portfolio relating to the plan's investment.
 (b)  Items calculated for the year ended November 30, 1997.
 N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently consists of fifteen portfolios, of which the Emerging Market Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The component of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first
$50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees. For the year ended November 30, 1999 the Advisor waved fees in the amount of $42,000.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the

                See accompanying Notes to Financial Statements.

Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

D. INVESTMENTS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 3,270
Gross Unrealized Depreciation...............................   (1,320)
                                                              -------
  Net.......................................................  $ 1,950
                                                              =======

    At November 30, 1999, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $2,577,000 of which $1,045,000 and $1,532,000 expire on November 30, 2006 and 2007, respectively.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1999.

                See accompanying Notes to Financial Statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio II (constituting a portfolio within the Dimensional Investment Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center

Philadelphia, Pennsylvania

January 14, 2000

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX
MAY 1994-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                         EMERGING       MSCI EMERGING
                   MARKETS SERIES  MARKETS FREE INDEX
                           $9,850             $10,000
May-94                    $10,175             $10,320
Jun-94                    $10,057             $10,018
Jul-94                    $10,805             $10,635
Aug-94                    $11,780             $11,942
Sep-94                    $11,908             $12,066
Oct-94                    $11,564             $11,832
Nov-94                    $11,200             $11,204
Dec-94                    $10,392             $10,296
Jan-95                     $9,427              $9,194
Feb-95                     $9,378              $8,950
Mar-95                     $9,791              $8,985
Apr-95                    $10,274              $9,371
May-95                    $11,003              $9,844
Jun-95                    $11,072              $9,853
Jul-95                    $11,515             $10,059
Aug-95                    $11,082              $9,809
Sep-95                    $10,875              $9,749
Oct-95                    $10,510              $9,367
Nov-95                    $10,466              $9,191
Dec-95                    $10,783              $9,581
Jan-96                    $11,947             $10,253
Feb-96                    $11,698             $10,073
Mar-96                    $11,798             $10,133
Apr-96                    $12,136             $10,502
May-96                    $12,136             $10,429
Jun-96                    $12,236             $10,472
Jul-96                    $11,191              $9,738
Aug-96                    $11,509              $9,973
Sep-96                    $11,757             $10,045
Oct-96                    $11,499              $9,770
Nov-96                    $11,907              $9,922
Dec-96                    $12,066              $9,954
Jan-97                    $13,300             $10,624
Feb-97                    $13,469             $11,072
Mar-97                    $13,090             $10,754
Apr-97                    $12,582             $10,735
May-97                    $13,209             $11,014
Jun-97                    $13,756             $11,580
Jul-97                    $13,775             $11,729
Aug-97                    $11,766             $10,223
Sep-97                    $12,254             $10,490
Oct-97                    $10,444              $8,760
Nov-97                     $9,897              $8,435
Dec-97                     $9,817              $8,619
Jan-98                     $9,639              $7,936
Feb-98                    $10,583              $8,760
Mar-98                    $10,952              $9,111
Apr-98                    $10,783              $8,994
May-98                     $9,540              $7,734
Jun-98                     $8,694              $6,907
Jul-98                     $9,053              $7,101
Aug-98                     $6,765              $5,022
Sep-98                     $6,775              $5,326
Oct-98                     $7,880              $5,880
Nov-98                     $8,675              $6,363
Dec-98                     $8,924              $6,247
Jan-99                     $8,706              $6,142
Feb-99                     $8,795              $6,197
Mar-99                     $9,591              $6,994
Apr-99                    $11,302              $7,849
May-99                    $11,292              $7,779
Jun-99                    $12,397              $8,646
Jul-99                    $12,208              $8,398
Aug-99                    $12,158              $8,468
Sep-99                    $11,761              $8,171
Oct-99                    $12,218              $8,338
Nov-99                    $13,342              $9,082

         ANNUALIZED              ONE     FIVE      FROM
         TOTAL RETURN (%)       YEAR    YEARS    MAY 1994
         -------------------------------------------------
                                53.02    3.25      5.30

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
SOUTH KOREA -- (14.3%)
COMMON STOCKS -- (14.3%)
 Daewoo Securities Co., Ltd............................        56,445  $    925,128
 *Fidelity Investments Life Insurance, Ltd.............         3,410        18,502
 *Hyundai Engineering & Construction Co., Ltd..........       119,254       648,092
 *Hyundai Motor Co., Ltd...............................        95,919     1,944,444
 *Hyundai Securities Co., Ltd..........................        45,805     1,137,963
 Kookmin Bank..........................................       205,128     3,415,113
 Korea Electric Power Corp.............................       118,650     4,708,130
 LG Chemical, Ltd......................................        68,329     2,039,408
 LG Electronics, Inc...................................        75,132     3,363,684
 LG Information & Communications, Ltd..................        21,211     2,506,713
 Pohang Iron & Steel Co., Ltd..........................         2,580       342,739
 S1 Corporation........................................         1,944       388,213
 SK Corp., Ltd.........................................        62,878     1,583,815
 SK Telecom Co., Ltd...................................           668       385,933
 Samsung Display Devices, Ltd..........................        32,478     1,731,413
 Samsung Electro-Mechanics Co., Ltd....................        51,654     4,010,230
 Samsung Electronics Co., Ltd..........................        77,688    16,083,777
 Samsung Fire and Marine Insurance, Ltd................        25,650     1,139,508
 Shinhan Bank Co., Ltd.................................       158,242     1,842,801
 *Ssangyong Investment Securities Co., Ltd.............        52,660       359,773
 Ssangyong Oil Refining Co., Ltd.......................        32,080       788,685
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,880,335)...................................                  49,364,064
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *SK Corp., Ltd. Rights 12/08/99
   (Cost $0)...........................................        15,325       154,671
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $16,880,335)...................................                  49,518,735
                                                                       ------------
THAILAND -- (9.8%)
COMMON STOCKS -- (9.8%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100         2,141
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       515,131
 *Advanced Info Service Public Co., Ltd. (Foreign).....       593,100     8,486,972
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         7,400         2,135
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         2,693
 BEC World Public Co., Ltd. (Foreign)..................       132,700       809,913
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     2,333,000     1,061,949
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................             1             0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         2,284
 *Bank of Asia Public Co., Ltd. (Foreign)..............        21,450         9,901
                                                               SHARES        VALUE+
                                                               ------        ------
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     1,576,500  $    515,460
 *Berli Jucker Public Co., Ltd. (Foreign)..............        10,100        11,785
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       317,415     3,581,548
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           507
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         8,020
 *International Cosmetics Public Co., Ltd. (Foreign)...         3,500         5,834
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           551
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800        14,443
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........     9,972,670     3,836,130
 *Land and House Public Co., Ltd. (Foreign)............         2,891         2,891
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           956
 Mutual Fund Public Co., Ltd. (Foreign)................           500           590
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       630,150       230,276
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800         1,900
 *Regional Container Lines Public Co., Ltd.
   (Foreign)...........................................         1,500         1,808
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700         2,344
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         2,981
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500         1,667
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000         3,359
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       581,000     3,695,034
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       783,792
 *Siam City Cement Public Co., Ltd. (Foreign)..........       354,813     1,683,301
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       958,166     1,025,859
 Siam Makro Public Co., Ltd. (Foreign).................       727,100     1,230,633
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           855
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         7,781
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,574,500     4,516,427
 *Thai Danu Bank Public Co., Ltd. (Foreign)............       201,800        89,269
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         3,487

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Thai Military Bank Public Co., Ltd. (Foreign)........     1,935,500  $    645,249
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960     1,260,394
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,109,731)...................................                  34,058,250
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Krisda Mahanakor Public Co., Ltd. Rights 12/24/99
   (Cost $0)...........................................        31,222           793
                                                                       ------------
TOTAL -- THAILAND
  (Cost $33,109,731)...................................                  34,059,043
                                                                       ------------
GREECE -- (8.5%)
COMMON STOCKS -- (8.5%)
 Alpha Credit Bank.....................................        13,972     1,121,423
 Alpha Finance S.A.....................................         7,170       608,208
 Altec Information & Communication Systems S.A.........        80,805     2,058,308
 *Aspis Pronia General Insurance S.A...................        14,550       396,700
 Athens Medical Center S.A.............................        29,334     1,642,696
 Attica Enterprises S.A. Holdings......................       111,701     2,118,163
 Bank of Attica S.A....................................        51,135     1,174,869
 *Bank of Macedonia and Thrace S.A.....................        60,750     1,423,697
 Bank of Piraeus S.A...................................        32,880       813,866
 Delta Informatics S.A.................................        33,600       884,183
 Ergo Bank S.A.........................................         3,830       361,259
 Ethniki General Insurance Co..........................        43,944     2,044,877
 General Hellenic Bank.................................        11,790     1,354,064
 Halkor S.A............................................        56,800     1,277,186
 Hellenic Bottling Co., S.A............................        31,170       744,803
 Heracles General Cement Co............................        39,060     1,254,017
 Intracom S.A..........................................        48,096     2,126,844
 Intrasoft S.A.........................................        25,590     1,951,998
 Maillis (M.J.) S.A....................................        36,940     1,329,672
 Mytilineos Holdings S.A...............................        99,660     1,898,983
 National Investment Bank for Industrial Development...         1,000       353,154
 Silver & Baryte Ores Mining Co. S.A...................        15,260       635,775
 Titan Cement Co.......................................        13,130     1,544,563
 Xiosbank S.A..........................................         7,560       180,645
                                                                       ------------
TOTAL -- GREECE
  (Cost $17,361,104)...................................                  29,299,953
                                                                       ------------
TURKEY -- (8.2%)
COMMON STOCKS -- (8.2%)
 Akbank................................................   194,495,001     3,078,343
 Akcansa Cimento Sanayi ve Ticaret A.S.................    29,601,300       445,656
 *Aksa.................................................     7,151,119       217,395
 Aksigorta A.S.........................................     8,100,000       324,413
 *Aktas Elektrik Ticaret A.S...........................       685,000       121,639
 *Alarko Holding.......................................     9,653,051       316,744
 Arcelik A.S...........................................    25,206,732     1,179,840
 *Aygaz................................................     3,888,960       427,861
 *Bekoteknik Sanayi A.S................................     8,829,536       141,453
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............    17,250,000        69,920
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     6,202,000       227,447
                                                               SHARES        VALUE+
                                                               ------        ------
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    11,820,000  $    205,331
 *Cimentas A.S.........................................     2,074,064        60,049
 Cukurova Elektrik A.S.................................       389,000       292,826
 Dogan Sirketler Grubu Holdings A.S....................    51,738,680       848,846
 *Doktas...............................................       544,000         6,720
 EGE Biracilik ve Malt Sanayi A.S......................     9,187,224       412,289
 *Eczacibasi Ilac......................................     8,523,760       116,811
 Enka Holding..........................................     1,815,734       525,700
 *Erciyas Biracilik....................................     9,332,640       324,244
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    34,503,000       965,650
 *Good Year Lastikleri A.S.............................     3,726,875        52,513
 Guney Biracilik.......................................     3,516,240        89,927
 Hurriyet Gazette......................................    25,601,550       326,141
 *Ihlas Holding........................................     2,022,085       103,428
 *Izmir Demir Celik....................................    10,231,500        34,066
 Kartonsan.............................................       717,500        29,775
 Kepez Elektrik Ticaret A.S............................        63,000        44,992
 Koc Holding A.S.......................................    24,933,996     3,176,366
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     8,855,000       183,735
 Migros Turk A.S.......................................     2,202,675       903,450
 Netas Northern Electric Telekomunikasyon A.S..........     5,044,000       292,073
 *Otosan Otomobil A.S..................................    21,546,000       488,652
 *Raks Elektroniks A.S.................................     4,536,000         6,479
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     2,800,704        50,274
 T. Tuborg Bira ve Malt Sanayi A.S.....................       731,250         6,493
 *Tat Konserve.........................................     5,041,538        58,386
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000       156,730
 *Tofas Turk Otomobil Fabrikasi A.S....................    49,403,969       309,913
 *Trakya Cam Sanayii A.S...............................    15,468,157       289,604
 *Turk Demir Dokum.....................................     8,329,972        77,176
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       420,500        27,190
 Turk Sise Cam.........................................    23,276,958       305,513
 *Turkiye Garanti Bankasi A.S..........................   187,202,870     2,023,463
 Turkiye Is Bankasi A.S. Series C......................   220,951,500     5,224,296
 *USAS (Ucak Servisi A.S.).............................        42,500        41,836
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       420,467
 Yapi ve Kredi Bankasi A.S.............................   186,703,298     3,423,500
                                                                       ------------
TOTAL -- TURKEY
  (Cost $12,198,070)...................................                  28,455,615
                                                                       ------------
ISRAEL -- (8.0%)
COMMON STOCKS -- (8.0%)
 Africa-Israel Investments, Ltd........................         2,840       235,045
 Africa-Israel Investments, Ltd........................           155       128,282
 Agis Industries (1983), Ltd...........................        21,736       149,053
 *American Israeli Paper Mills, Ltd....................         3,291       194,550
 Bank Hapoalim B.M.....................................     1,196,240     3,156,799
 Bank Leumi Le-Israel..................................     1,373,369     2,529,817
 *Bezek, Ltd...........................................       701,438     3,300,705
 Blue Square Chain Stores Properties Investment........        29,303       402,580
 CLAL Electronics Industries, Ltd......................         3,579       606,800
 CLAL Industries, Ltd..................................       135,350       982,564
 CLAL Insurance, Ltd...................................        38,684       530,547
 Clal Israel, Ltd......................................        29,607       980,146

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Delek Israel..........................................         4,584  $    185,572
 *Elbit Medical Imaging................................        17,319       137,193
 Elbit Systems, Ltd....................................        17,319       248,176
 Elbit, Ltd............................................        17,320       236,723
 Elite Industries, Ltd.................................         5,700       296,525
 Elron Electronic Industries, Ltd......................        19,701       500,339
 First International Bank of Israel....................        48,660       276,152
 First International Bank of Israel, Ltd...............       347,200       389,976
 IDB Bankholding Corp., Ltd............................        36,578     1,122,700
 IDB Development Corp., Ltd. Series A..................        43,928     1,451,116
 Industrial Building Corp., Ltd........................       277,150       412,876
 Israel Chemicals, Ltd.................................     1,165,326     1,184,896
 Israel Corp. Series A.................................         5,500       667,182
 Koor Industries, Ltd..................................        16,466     1,631,423
 Leumi Holdings Insurance..............................       279,107       226,375
 *M.A.Industries, Ltd..................................       162,937       283,571
 Matav Cable Israel....................................        19,027       471,965
 Osem Investment, Ltd..................................        77,343       466,365
 Property and Building Corp., Ltd......................         3,973       382,364
 Super-Sol, Ltd. Series B..............................       210,226       631,327
 *Tambour..............................................        26,898        47,703
 Teva Pharmaceutical Industries, Ltd...................        60,410     3,342,636
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,342,313)...................................                  27,790,043
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $2)...........................................                           2
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,315)...................................                  27,790,045
                                                                       ------------
MALAYSIA -- (8.0%)
COMMON STOCKS -- (8.0%)
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000           358
 Amsteel Corp. Berhad..................................       264,000        48,632
 *Aokam Perdana Berhad.................................           333         1,617
 Ban Hin Lee Bank Berhad...............................        20,000        37,368
 Bandar Raya Developments Berhad.......................        23,000        10,895
 Batu Kawan Berhad.....................................       151,000       166,895
 Berjaya Group Berhad..................................        94,000        20,408
 Berjaya Land Berhad...................................        91,000        38,076
 Berjaya Sports Toto Berhad............................        79,000       163,197
 Carlsberg Brewery Malaysia Berhad.....................        79,000       226,605
 Commerce Asset Holding Berhad.........................       230,000       502,368
 Country Heights Holdings Berhad.......................        40,000        45,053
 DCB Sakura Merchant New Shares........................         4,100         2,643
 Genting Berhad........................................       259,000       899,684
 Golden Hope Plantations Berhad........................       521,000       444,221
 Guiness Anchor Berhad.................................       105,000       107,763
 Highlands and Lowlands Berhad.........................       314,000       184,268
 Hong Leong Bank Berhad................................       213,125       269,211
 Hong Leong Credit Berhad..............................       232,300       288,541
 IOI Corp. Berhad......................................       439,000       241,450
 Jaya Tiasa Holdings Berhad............................        96,000       168,000
 Kuala Lumpur Kepong Berhad............................       293,500       386,184
 *Land - General Berhad................................        35,000        15,013
 *Leisure Management Berhad............................        35,000        71,382
 Lion Land Berhad......................................         1,000           221
 *MBF Holdings Berhad..................................       141,000         7,607
 Magnum Corp. Berhad...................................       779,500       570,266
                                                               SHARES        VALUE+
                                                               ------        ------
 Malakoff Berhad.......................................       103,000  $    243,947
 Malayan Banking Berhad................................       846,000     2,894,211
 *Malayan United Industries Berhad.....................        70,000        16,947
 Malaysian Airlines System.............................       298,000       255,653
 Malaysian International Shipping Corp. (Foreign)......        85,666       127,372
 Malaysian Oxygen Berhad...............................        22,000        45,158
 Malaysian Pacific Industries..........................        28,000       148,105
 *Multi-Purpose Holdings Berhad........................        86,000        36,663
 Nestle (Malaysia) Berhad..............................       121,000       468,079
 Oriental Holdings Berhad..............................       167,880       357,849
 Oyl Industries Berhad.................................        47,000       105,750
 Perlis Plantations Berhad.............................       190,500       202,532
 Perusahaan Otomobil Nasional Berhad...................       282,000       486,079
 Petronas Dagangan Berhad..............................       147,000       151,642
 Petronas Gas Berhad...................................       943,000     1,910,816
 *Phileo Land Berhad...................................        27,000        22,595
 Public Bank Berhad (Foreign)..........................     1,107,799     1,107,799
 *RHB Capital Berhad...................................       867,000       784,863
 RJ Reynolds Berhad....................................       135,000       143,526
 Ramatex Berhad........................................       222,000       185,779
 *Rashid Hussain Berhad................................        50,000        36,974
 *Renong Berhad........................................       460,000       253,000
 Resorts World Berhad..................................       567,000     1,521,947
 Rothmans of Pall Mall Malaysia Berhad.................       148,000     1,051,579
 Sarawak Enterprise Corp. Berhad.......................       412,000       248,284
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       159,284
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800     1,425,112
 Southern Bank Berhad (Foreign)........................       114,750       100,859
 Technology Resources (Industries) Berhad..............       264,000       136,168
 Telekom Malaysia Berhad...............................     1,305,000     4,121,053
 Tenaga Nasional Berhad................................     1,146,000     2,533,263
 *Time Engineering Berhad..............................       276,000        71,905
 Tractors Malaysia Holdings Berhad.....................        22,000        12,737
 *United Engineering (Malaysia) Berhad.................       165,198       254,318
 YTL Corp. Berhad......................................       749,100     1,222,216
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,214,175)...................................                  27,761,990
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *United Engineering (Malaysia) Berhad Warrants
   10/28/02............................................        33,039             0
 *YTL Corp. Berhad Warrants 06/26/09...................         4,000         2,242
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $395)..........................................                       2,242
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,214,570)...................................                  27,764,232
                                                                       ------------
BRAZIL -- (7.8%)
PREFERRED STOCKS -- (5.8%)
 Aracruz Celulose SA Series B..........................       311,999       636,663
 Banco Bradesco SA.....................................   185,571,118     1,038,459
 Banco do Brasil SA....................................   126,670,000       698,956
 *Banco do Estado de Sao Paulo SA......................     2,500,000        81,337
 Banco Itau SA.........................................    35,500,000     2,235,879
 *Brasiliero de Petroleo Ipiranga......................    12,300,000       121,014
 Brasmotor SA..........................................       600,000        60,131

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 COFAP (Cia Fabricadora de Pecas)......................         5,100  $          0
 Centrais Electricas de Santa Catarin Celesc
   Series B............................................       180,000        74,024
 Cervejaria Brahma.....................................     2,490,767     1,602,588
 Cia Siderurgica Belgo-Mineira.........................       970,000        48,475
 Cia Vale do Rio Doce Series A.........................       121,160     2,918,295
 Cimento Portland Itau.................................       860,000       110,130
 Companhia Brasileira de Distribuicao Pao de Acucar....     8,330,000       222,017
 *Companhia Siderurgica de Tubarao Sid Tubarao.........    15,120,000       214,796
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       150,396
 Coteminas Cia Tecidos Norte de Minas..................       910,000        71,056
 Duratex SA............................................     2,900,000        90,577
 *Electropaulo Electrecidade Metropolitana.............     8,395,000       436,966
 Embratel Participacoes SA.............................    38,582,922       743,134
 Ericsson Telecomunicacoes SA..........................    15,480,000       177,282
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875       114,172
 *Inepar Energia SA....................................         9,561             2
 *Inepar SA Industria e Construcoes....................    19,760,001        45,465
 *Inepar-Fem Equipamentos e Montagem SA................        11,856           586
 Investimentos Itau SA.................................     1,280,000       946,169
 Investimentos Itau SA.................................        32,633        24,081
 Lojas Americanas SA...................................     2,166,794         3,271
 *Lojas Renner SA......................................       800,000         7,496
 Multibras Eletrodomesticos SA.........................       315,000       122,982
 *Paranapanema SA......................................     2,120,000         4,028
 Sadia Oeste SA Inclusttia e Comercio Soes.............       100,000        74,440
 *Sao Carlos Empreendimentos e Participacoes SA........     2,166,794         3,948
 *Seara Alimentos......................................    23,220,228         9,549
 *Serrana SA...........................................         2,450         1,059
 *Suzano de Papel e Celulose...........................        54,000       129,307
 *Tele Celular Sul Participacoes SA....................       137,922           279
 *Tele Centro Oeste Celular Participacoes SA...........       137,922           190
 Tele Centro-Sul Participacoes.........................    45,137,922       627,369
 Teleleste Celular Participacoes SA....................       137,922            85
 Telemig Celular Participacoes SA......................       137,922           228
 Telenordeste Celular Participacoes SA.................       137,922           192
 Telenorte Celular Participacoes SA....................       137,922            83
 Telenorte Leste Participacoes SA......................    80,567,922     1,467,914
 Telesp Celular Participacoes..........................    85,037,922       973,438
 Telesp Celular Participacoes SA.......................    18,990,000       920,432
 Telesp Participacoes SA...............................    61,927,922     1,112,182
 Telesudeste Celular Participacoes SA..................    82,837,922       349,289
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        52,039       220,508
 Unibanco Unias de Bancos Brasileiros SA...............     1,500,000        28,852
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       607,321
 Usinas Siderurgicas de Minas Gerais...................           325         4,399
                                                               SHARES        VALUE+
                                                               ------        ------
 *Vale do Rio Doce Series B............................        81,160  $          0
 Votorantim Celulose e Papel SA........................     9,467,325       317,334
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $18,528,626)...................................                  19,848,825
                                                                       ------------
COMMON STOCKS -- (2.0%)
 *Acos Especiais Itabira-Acesita Aces..................    25,963,524         8,109
 *Ambev Cia de Bebidas das Americas....................       252,000       104,945
 *Ceval Alimentos SA...................................    11,610,114        21,153
 *Cia de Inversiones Luz SA............................     3,140,000       143,024
 *Embraco SA...........................................       130,000        52,108
 Embraer Empresa Brasileira de Aeronautica.............       157,000       494,453
 Embratel Participacoes................................    57,550,000       658,781
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000           450
 *Gerdau SA............................................    18,020,000       356,458
 Lojas Americanas SA...................................    14,042,476        19,298
 *Mannesmann SA........................................       149,000         9,695
 Petroquimica do Sul Copesul...........................     8,276,000       249,873
 *Santista Alimentos SA................................        43,777        10,255
 *Sao Carlos Empreendimentos e Participacoes SA........    14,042,476        23,904
 *Serrana SA...........................................         2,054           887
 Siderurgica Nacional Sid Nacional.....................    26,651,000       915,646
 Souza Cruz Industria e Comercio.......................       101,000       722,927
 Tele Celular Sul Participacoes........................    57,550,000        90,773
 Tele Centro Oeste Celular Participacoes...............    57,550,000        71,900
 Tele Centro Sul Participacoes SA......................    57,550,000       533,256
 Tele Norte-Leste Participacoes........................    57,550,000       839,429
 Tele Sudeste Celular Participacoes....................    57,550,000       150,989
 Teleleste Celular Participacoes.......................    57,550,000        32,055
 Telemig Celular Participacoes.........................    57,550,000       100,959
 Telenordeste Celular Participacoes....................    57,550,000        73,398
 Telenorte Celular Participacoes.......................    57,550,000        50,330
 Telesp Celular Participacoes SA.......................    57,550,000       397,845
 Telesp Participacoes SA...............................    57,550,000       680,051
 VSMA (Cia Vidraria Santa Marina)......................        54,000        57,626
 White Martins SA......................................       334,398       158,407
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,568,140)....................................                   7,028,984
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acesita SA Rights Open Pay Date......................    13,100,087             0
 *Coteminsa Cia Tecidos Norte de Minas Rights
   12/20/99............................................       223,499             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $25,096,766)...................................                  26,877,809
                                                                       ------------
MEXICO -- (7.4%)
COMMON STOCKS -- (7.4%)
 *Altos Hornos de Mexico S.A...........................        97,000        28,318
 Apasco S.A. de C.V....................................        69,000       459,172
 *Carso Global Telecom S.A. de C.V. Telecom
   Series A1...........................................       192,000     1,505,565
 Cementos de Mexico S.A. de C.V. Series A..............       241,722     1,180,820
 *Cifra S.A. de C.V. Series C..........................       417,000       733,518
 *Cifra S.A. de C.V. Series V..........................       137,180       258,748

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................       175,000  $    185,070
 *Desc S.A. de C.V. Series B...........................       295,000       262,584
 Desc S.A. de C.V. Series C............................         6,905         5,897
 El Puerto de Liverpool S.A. Series C1.................       339,500       582,802
 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000       124,629
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       640,882
 Fomento Economico Mexicano B & D......................       270,000     1,009,962
 *Gruma S.A. de C.V. Series B..........................        90,406        94,842
 *Grupo Carso S.A. de C.V. Series A-1..................       203,000       942,186
 *Grupo Celanese S.A. Series B2........................       140,000             0
 Grupo Financiero Bacomer S.A. de C.V. Series O........     1,246,380       462,259
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series L............................................        13,187        40,663
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series O............................................       377,000     1,268,386
 Grupo Financiero Bancomer S.A. de C.V. Series L.......         7,792         2,642
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series B............................................        30,000             0
 Grupo Financiero Inbursa Series O.....................       239,699       883,918
 *Grupo Financiero Serfin S.A. de C.V. Series B........       249,102        12,934
 *Grupo Gigante S.A. Series B..........................       341,400       168,584
 Grupo Industrial Alfa S.A. Series A...................       150,290       651,358
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       821,635
 *Grupo Industrial Maseca S.A. de C.V. Series B........       229,000       108,227
 Grupo Mexico S.A. de C.V. Series B....................       172,000       710,820
 Grupo Modelo S.A. de C.V. Series C....................       312,000       897,617
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................        70,000     1,695,668
 *Hylsamex S.A. de C.V. Series B.......................        60,000       174,844
 *Industrias Penoles S.A. de C.V.......................       103,000       317,612
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       842,827
 Organizacion Soriana S.A. de C.V. Series B............       150,000       691,428
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       228,982
 Telefonos de Mexico S.A. Series A.....................        50,000       237,894
 Telefonos de Mexico S.A. Series L.....................     1,521,000     7,035,257
 Tubos de Acero de Mexico S.A..........................        17,000       214,729
 Vitro S.A.............................................       121,600       206,168
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,635,653)...................................                  25,689,447
                                                                       ------------
PHILIPPINES -- (6.6%)
COMMON STOCKS -- (6.6%)
 Aboitiz Equity Ventures, Inc..........................     7,014,400       362,695
 Ayala Corp............................................     4,968,000     1,187,472
 Ayala Land, Inc.......................................    10,952,980     2,591,311
 *Belle Corp...........................................     4,916,000       239,805
 Far East Bank and Trust Co. (Foreign).................     1,190,420     2,134,043
 *Filinvest Land, Inc..................................     9,822,000       850,440
                                                               SHARES        VALUE+
                                                               ------        ------
 *International Container Terminal Services, Inc.......     1,525,837  $    126,533
 La Tondena Distillers, Inc............................       693,200       566,394
 *Metro Pacific Corp...................................    10,213,860       279,012
 Metropolitan Bank & Trust Co..........................       591,189     4,253,674
 Petron Corp...........................................    19,893,000     1,528,362
 Philippine Long Distance Telephone Co.................       141,940     2,908,035
 *Philippine National Bank.............................       259,975       862,355
 SM Prime Holdings, Inc................................    22,614,000     3,585,141
 *Security Bank Corp...................................       320,842       266,064
 *Southeast Asia Cement Holdings, Inc..................        30,190           324
 Union Bank of the Philippines.........................       606,500       495,554
 Universal Robina Corp.................................     2,871,000       462,160
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,340,455)...................................                  22,699,374
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 RFM Corp.
   (Cost $1,050).......................................         5,903           756
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $35,341,505)...................................                  22,700,130
                                                                       ------------
ARGENTINA -- (6.5%)
COMMON STOCKS -- (6.5%)
 *Acindar Industria Argentina de Aceros SA Series B....       449,000       736,456
 *Alpargatas SA Industrial y Comercial.................       150,000         8,701
 *Astra Cia Argentina de Petroleos SA..................       609,690     1,317,102
 Banco de Galicia y Buenos Aires SA Series A...........       476,044     2,437,663
 *Banco del Sud Sociedad Anonima Series B..............        29,000        73,669
 Banco Frances del Rio de la Plata SA..................       212,936     1,648,339
 *Banco Frances E. Brasileiro SA New Shares............        15,273       116,701
 Banco Rio de la Plata SA..............................       150,000       960,125
 *Buenos Aires Embotelladora SA Series B...............           100           470
 *CIADEA SA............................................        76,559        91,883
 *Capex SA Series A....................................        37,102       192,955
 *Celulosa Argentina SA Series B.......................        37,500         8,401
 Central Costanera SA Series B.........................        50,000       113,515
 Central Puerto SA Series B............................        16,000        27,684
 *Garovaglio y Zorraquin SA............................        28,000        18,622
 *Gas Natural SA, Buenos Aires.........................        25,000        46,256
 *Indupa SA Industrial y Comercial.....................       270,366       236,331
 Irsa Inversiones y Representaciones SA................       198,574       635,519
 *Juan Minetti SA......................................       187,983       498,220
 Ledesma SA............................................       135,378        87,872
 Metrogas SA Series B..................................       403,115       362,851
 *Molinos Rio de la Plata SA Series B..................       275,287       674,541
 Naviera Perez Companc SA Series B.....................       705,429     3,746,315
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542        56,711
 *Sevel Argentina SA Series C..........................        35,022        21,857
 Siderar SAIC Series A.................................       199,876       841,587
 Siderca SA Series A...................................       714,907     1,422,850
 *Sociedad Comercial del Plata.........................       187,740        59,146

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Telecom Argentina Stet-France SA Series B.............       407,000  $  2,381,259
 Telefonica de Argentina SA Series B...................     1,058,000     2,708,832
 Transportadora de Gas del Sur SA Series B.............       636,000     1,062,258
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $21,724,470)...................................                  22,594,691
                                                                       ------------
CHILE -- (6.0%)
COMMON STOCKS -- (6.0%)
 BBV Banco Bhif ADR....................................        29,400       387,712
 Banco de Santiago SA Santiago ADR.....................        84,800     1,780,800
 Banco Edwards SA ADR..................................        30,000       468,750
 Banco Santander Chile Sponsored ADR...................       102,500     1,742,500
 Chilgener SA ADR......................................        62,400       961,350
 Cia Telecom de Chile ADR..............................       207,000     3,797,156
 Compania Cervecerias Uni ADR..........................        39,400     1,103,200
 Cristalerias de Chile SA ADR..........................        14,500       189,405
 Distribucion y Servicio D&S SA ADR....................        80,500     1,428,875
 Embotelladora Andina SA Andina ADR....................        48,800       846,375
 Embotelladora Andina SA Andina Series B ADR...........        57,700       804,194
 Empresa Nacional de Elec ADR..........................       177,818     2,367,202
 *Empresas Telex SA ADR................................        39,400        38,169
 Enersis SA ADR........................................        82,103     1,898,632
 Laboratorio Chile SA Labchile ADR.....................        14,000       241,500
 Lan Chile SA ADR......................................        86,400       626,400
 Madeco SA ADR.........................................        24,500       238,875
 Masisa SA ADR.........................................        16,500       195,938
 *Santa Isabel SA ADR..................................        15,500       156,938
 Sociedad Quimica y Minera Chile ADR...................        29,502       837,119
 Vina Concha y Toro SA Conchatoro ADR..................        14,600       550,694
                                                                       ------------
TOTAL COMMON STOCKS....................................                  20,661,784
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banco Edwards SA ADR Rights 12/09/99
   (Cost $0)...........................................         8,248             0
                                                                       ------------
TOTAL -- CHILE
  (Cost $19,656,146)...................................                  20,661,784
                                                                       ------------
PORTUGAL -- (4.1%)
COMMON STOCKS -- (4.1%)
 Banco Comercial Portugues SA..........................       596,735     3,436,832
 Banco Espirito Santo e Comercial de Lisboa............        48,400     1,208,587
 Banco Pinto & Sotto Mayor SA..........................       105,909     2,271,398
 *Companhia de Seguros Mundial Confianca SA............        31,120     1,637,219
 Companhia de Seguros Tranquilidade SA.................        15,700       401,526
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        11,400       107,783
 Investimentos Participacoes e Gestao SA Inapa.........        29,267       234,864
                                                               SHARES        VALUE+
                                                               ------        ------
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        18,565  $    420,589
 Modelo Continente SGPS SA.............................       105,300     1,919,056
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        30,800       206,851
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................         8,164       138,922
 *Sociedad Construcoes Soares da Costa SA..............        17,514        52,022
 Sociedade de Investimento e Gestao SGPS SA............        18,900       329,032
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        24,483       175,273
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        40,759     1,520,932
 Uniceruniao Cervejeira SA.............................        15,600       290,588
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $6,530,620)....................................                  14,351,474
                                                                       ------------
INDONESIA -- (3.3%)
COMMON STOCKS -- (3.3%)
 *Bank Lippo Tbk.......................................       557,000        13,335
 PT Asahimas Flat Glass Co., Ltd.......................        75,000        11,286
 *PT Astra International Tbk...........................     1,003,000       459,651
 *PT Bakrie & Brothers Tbk.............................     1,259,000        51,669
 *PT Bank International Indonesia......................     2,227,191        45,702
 *PT Barito Pacific Timber.............................       910,000        77,804
 *PT Bimantara Citra...................................       589,000        84,603
 *PT Charoen Pokphand Tbk..............................        95,000        26,967
 *PT Ciputra Development Tbk...........................       262,000        19,713
 *PT Citra Marga Nusaphala Persada.....................       960,000        82,079
 *PT Dankos Laboratories...............................       105,000        12,209
 *PT Duta Pertiwi......................................       200,000        19,836
 *PT Gajah Tunggal Tbk.................................     2,058,000       218,187
 *PT Gt Kabel Indonesia Tbk............................       212,000         8,700
 *PT GT Petrochem Industries Tbk.......................        70,000         5,985
 *PT Hanjaya Mandala Sampoerna Tbk.....................       496,500     1,134,275
 *PT Hero Supermarket Tbk..............................        78,000        20,807
 *PT Indah Kiat Pulp & Paper Corp......................     2,221,601       790,173
 *PT Indocement Tunggal Prakarsa.......................     1,318,000       509,350
 *PT Indofood Sukses Makmur............................       930,280     1,021,272
 *PT Indorama Synthetics Tbk...........................       365,580        70,015
 PT Indosat Tbk........................................       600,500       839,960
 *PT Jakarta International Hotel and Development Tbk...       362,500        27,274
 *PT Jaya Real Property................................       305,000        39,638
 *PT Kalbe Farma Tbk...................................       750,000        87,209
 *PT Kawasan Industry Jababeka Tbk.....................       407,333        29,254
 *PT Lippo Land Development Tbk........................       174,000        13,092
 *PT Matahari Putra Prima Tbk..........................       314,000        35,438
 *PT Mayorah Indah.....................................       288,720        29,622
 *PT Modern Photo Tbk..................................       154,000        47,401
 *PT Mulia Industrindo.................................       850,680        61,095
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................       765,821       227,861

THE EMERGING MARKETS SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 *PT Pakuwon Jati Tbk..................................       312,000  $     16,006
 *PT Panasia Indosyntec Tbk............................       103,600         9,566
 PT Perusahaan Rokok Tjap Gudang Garam.................       961,500     2,288,659
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        23,030
 *PT Sari Husada Tbk...................................        13,440         5,883
 *PT Semen Cibinong Tbk................................       231,000        11,060
 PT Semen Gresik.......................................       294,002       438,389
 *PT Summarecon Agung..................................        87,838         4,506
 PT Tambang Timah (Persero) Tbk........................       327,000       212,483
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,661,820     1,992,912
 PT Tempo Scan Pacific.................................        19,500        13,004
 PT Tigaraksa Satria Tbk...............................        25,200        13,789
 *PT Unggul Indah Corp. Tbk............................       128,700        33,451
 *PT United Tractors...................................        15,000        13,492
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $27,687,119)...................................                  11,197,692
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $27,687,119)...................................                  11,197,692
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.35%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   11.875%, 11/15/03, valued at $5,389,106) to be
   repurchased at $5,281,785.
   (Cost $5,281,000)...................................  $      5,281  $  5,281,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $292,059,404)++....                $346,241,650
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $292,582,527.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKET SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $346,242
Receivable for Dividends and Interest.......................       103
Receivable for Investment Securities Sold...................       145
Other Assets................................................        16
                                                              --------
    Total Assets............................................   346,506
                                                              --------

LIABILITIES:
Payable for Investment Securities Purchased.................       379
Payable for Fund Share Redeemed.............................     1,822
Accrued Expenses............................................       130
                                                              --------
    Total Liabilities.......................................     2,331
                                                              --------

NET ASSETS..................................................  $344,175
                                                              ========

INVESTMENTS AT COST.........................................  $292,059
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $607).........................................  $  4,620
  Interest........................................       488
                                                    --------
      Total Investment Income.....................     5,108
                                                    --------
EXPENSES
  Investment Advisory Services....................       284
  Accounting & Transfer Agent Fees................       344
  Custodian's Fee.................................       625
  Legal Fees......................................         3
  Audit Fees......................................         4
  Shareholders' Reports...........................         6
  Trustees' Fees and Expenses.....................         2
  Other...........................................        24
                                                    --------
      Total Expenses..............................     1,292
                                                    --------
  NET INVESTMENT INCOME...........................     3,816
                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Loss on Investment Securities......    (3,653)
  Net Realized Loss on Foreign Currency
    Transactions..................................      (223)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....   121,183
    Translation of Foreign Currency Denominated
     Amounts......................................         2
                                                    --------

  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................   117,309
                                                    --------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $121,125
                                                    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                YEAR        YEAR
                                                                ENDED       ENDED
                                                              NOV. 30,    NOV. 30,
                                                                1999        1998
                                                              ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................  $  3,816    $  3,655
  Net Realized Loss on Investment Securities................    (3,653)    (23,765)
  Net Realized Loss on Foreign Currency Transactions........      (223)       (370)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   121,183      (9,240)
    Translation of Foreign Currency Denominated Amounts.....         2           9
                                                              --------    --------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................   121,125     (29,711)
                                                              --------    --------
Transactions in Interest:
  Contributions.............................................    33,845      79,412
  Withdrawals...............................................   (42,427)    (39,010)
                                                              --------    --------
    Net Increase (Decrease) From Transactions in Interest...    (8,582)     40,402
                                                              --------    --------
    Total Increase..........................................   112,543      10,691
NET ASSETS
  Beginning of Period.......................................   231,632     220,941
                                                              --------    --------
  End of Period.............................................  $344,175    $231,632
                                                              ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                   ENDED          ENDED          ENDED          ENDED         ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   1999           1998           1997           1996           1995
                                                 ---------      ---------      ---------      ---------      --------
Net Asset Value, Beginning of Period...........  $    N/A+      $    N/A+      $    N/A+      $    N/A+      $   N/A+
                                                 --------       --------       --------       --------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income........................        --             --             --             --            --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)............................        --             --             --             --            --
                                                 --------       --------       --------       --------       -------
    Total from Investment Operations...........        --             --             --             --            --
                                                 --------       --------       --------       --------       -------
LESS DISTRIBUTIONS
  Net Investment Income........................        --             --             --             --            --
  Net Realized Gains...........................        --             --             --             --            --
                                                 --------       --------       --------       --------       -------
    Total Distributions........................        --             --             --             --            --
                                                 --------       --------       --------       --------       -------
Net Asset Value, End of Period.................  $    N/A+      $    N/A+      $    N/A+      $    N/A+      $   N/A+
                                                 ========       ========       ========       ========       =======
Total Return...................................       N/A+           N/A+           N/A+           N/A+          N/A+
Net Assets, End of Period (thousands)..........  $344,175       $231,632       $220,941       $162,075       $49,351
Ratio of Expenses to Average Net Assets........      0.46%          0.53%          0.54%          0.66%         0.87%
Ratio of Net Investment Income to Average Net
  Assets.......................................      1.34%          1.66%          1.63%          1.63%         1.70%
Portfolio Turnover Rate........................     15.59%          9.76%          0.54%          0.37%         8.17%

--------------------------------------------------------------------------------
   *  Annualized
   +  Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty one series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the

                See accompanying Notes to Financial Statements.

accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $43,232
Sales.......................................................  $48,473

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $110,720
Gross Unrealized Depreciation...............................   (57,061)
                                                              --------
  Net.......................................................  $ 53,659
                                                              ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1999.

                See accompanying Notes to Financial Statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

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